SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Cash

Cash – For purposes of the consolidated statements of cash flows, the Company considers all highly liquid investments purchased with maturities of three months or less to be cash equivalents. At times, balances of cash and cash equivalents at financial banking institutions exceeded the federally insured limit of $250,000. Uninsured balances were $282,885 and $1,219,134 at December 31, 2024 and 2023, respectively. The Company regularly monitors the financial condition of the institution in which it has depository accounts and believes the risk of loss is minimal.

Property and Equipment

Property and Equipment – Fixed assets are stated at cost and depreciation is computed using the straight-line method for financial statement purposes. For the years ended December 31, 2024 and 2023, depreciation expense totaled $845 and $1,235 respectively.

Intangible Assets

Intangible Assets – The Company records intangible assets at cost and evaluates them for impairment in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 350, Intangibles – Goodwill and Other. Intangibles are being amortized using the straight-line method over estimated useful lives of between two and forty years. The Company recorded intangible assets of $541,875 as of December 31, 2024, related to the acquired the assets of NexGenAI Affiliates Network Platform (“NexGenAI”), which contains AI-powered marketing software and robotic process automation capabilities. See Note 16, Intangible Assets.

Investments

Investments – The Company classifies its investments in accordance with ASC 320, Investments – Debt and Equity Securities, and ASC 321, Investments – Equity Securities, as applicable. Investments in equity securities with readily determinable fair values are measured at fair value, with unrealized gains and losses recognized in net income. For equity investments without readily determinable fair values, the Company applies the measurement alternative, recording these investments at cost, adjusted for impairments or observable price changes from transactions involving similar securities.

Leases – The Company accounts for leases in accordance with ASC 842, Leases. At lease commencement, the Company recognizes a right-of-use (“ROU”) asset and a corresponding lease liability based on the present value of future lease payments. Lease liabilities are measured using the Company’s incremental borrowing rate if the implicit rate is not readily determinable. ROU assets include initial direct costs and prepaid lease payments and are reduced for lease incentives received.

Leases – The Company accounts for leases in accordance with ASC 842, Leases. At lease commencement, the Company recognizes a right-of-use (“ROU”) asset and a corresponding lease liability based on the present value of future lease payments. Lease liabilities are measured using the Company’s incremental borrowing rate if the implicit rate is not readily determinable. ROU assets include initial direct costs and prepaid lease payments and are reduced for lease incentives received.

Research and Development

Research and Development – Research and development costs are expensed when incurred. During the years ended December 31, 2024 and 2023, research and development expenses totaled $2,331,548 and $6,668,244, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets – The Company’s property and equipment and other non-current assets are reviewed for possible impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss would be recognized if and when the estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. There was no impairment recognized for the years ended December 31, 2024 and 2023.

Derivative Liability Warrants

Derivative Liability Warrants – The Company accounts for the Public Warrants and Private Placement Warrants (the “Warrants”) in accordance with the guidance contained in ASC 815-40, Derivatives and Hedging, under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value in each respective reporting period. This liability is subject to re-measurement at each consolidated balance sheet date until the Warrants are exercised, and any change in fair value is recognized in the consolidated statements of operations. The Private Placement Warrants and the Public Warrants for periods where no observable traded price was available are valued using a binomial lattice simulation model. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date.

Convertible Debt

Convertible Debt – The Company accounts for convertible debt in accordance with ASC 470-20, Debt – Debt with Conversion and Other Options. Convertible debt instruments are evaluated at issuance to determine whether they contain embedded features that require bifurcation as derivatives or equity components. If the embedded conversion feature meets the criteria for derivative accounting under ASC 815, Derivatives and Hedging, it is bifurcated and recorded separately at fair value, with subsequent changes in fair value recognized in earnings. Upon conversion or repurchase of convertible debt, the Company recognizes a gain or loss in accordance with ASC 470-20 and ASC 470-50, Debt Modifications and Extinguishments.

Income Taxes

Income Taxes – Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred taxes related primarily to temporary differences between reporting of income and expenses for financial reporting purposes and income tax purposes. The deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred taxes also are recognized for operating losses that are available to offset future federal income taxes.

The Income Taxes Topic of FASB ASC clarifies the accounting and reporting for uncertainties in income tax law within subtopic FASB ASC 740-10-25-5. The guidance prescribes a comprehensive model for the financial statement recognition, measurement, presentation, and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. Management believes that there is no liability related to uncertain tax positions during the years ended December 31, 2024 and 2023.

Use of Estimates

Use of Estimates – The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Employee and Non-Employee Share-Based Compensation

Employee and Non-Employee Share-Based Compensation – The Company applies ASC 718-10, Share-Based Payment, which requires the measurement and recognition of compensation expenses for all share-based payment awards made to employees and directors including employee stock option equity awards issued to employees and non-employees based on estimated fair values.

ASC 718-10 requires companies to estimate the fair value of equity-based option awards on the date of grant using an option-pricing model. The fair value of the award is recognized as an expense on a straight-line basis over the requisite service periods in the Company’s consolidated statements of operations. The Company recognizes share-based award forfeitures as they occur.

The Company estimates the fair value of granted option equity awards using a Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are share price, expected volatility and the expected option term (the time from the grant date until the options are exercised or expire). Expected volatility is estimated based on volatility of the Company. The Company has historically not paid dividends and has no foreseeable plans to issue dividends. The risk-free interest rate is based on the yield from governmental zero-coupon bonds with an equivalent term. The expected option term is calculated for options granted to employees and directors using the “simplified” method. Changes in the determination of each of the inputs can affect the fair value of the options granted and the results of operations of the Company.

Recent Accounting Pronouncements

Recent Accounting Pronouncements – During the years ended December 31, 2024 and 2023, there were new accounting pronouncements issued by the FASB. Each of these pronouncements, as applicable, including Accounting Standards Update (“ASU”) 2023-07, Segment Reporting, has been or will be adopted by the Company. Please see Note 17, Segment Reporting. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s consolidated financial statements.

Revenue Recognition

Revenue Recognition – Revenues are recognized when services are provided to its customers or the product is sold, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services or goods as the respective performance obligations are met. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue. Incidental items that are immaterial in the context of the contract are recognized as expense. Deferred revenue represents amounts invoiced or received in advance of the Company fulfilling its performance obligations. These amounts are recorded as a liability and recognized as revenue when the related performance obligations are satisfied.

Reclassifications

Reclassifications – Certain reclassifications were made to the prior consolidated financial statements to conform to the current period presentation. There was no change to the previously reported net loss.

Earnings Per Share

Earnings Per Share – Basic earnings per share (or loss per share), is computed by dividing the earnings (loss) for the period by the weighted average number of common stock shares outstanding for the period. Diluted earnings per share reflects potential dilution of securities by including other potentially issuable shares of common stock, including shares issuable upon conversion of convertible securities or exercise of outstanding stock options and warrants, in the weighted average number of common shares outstanding for the period. Therefore, because including shares issuable upon conversion of convertible securities and/or exercise of outstanding options and warrants would have an anti-dilutive effect on the loss per share, only the basic earnings (loss) per share is reported in the accompanying consolidated financial statements. The Company does not have other potentially issuable shares of stock.

The following potential common shares would have an antidilutive effect on loss per share:

	Years ended December 31,
	2024	2023
Warrants	1,399,316	1,036,601
Stock options	279,625	82,875
Convertible notes payable	406,629	8,056
Preferred stock	815,000	–
Total	2,900,570	1,127,532

Going Concern

Going Concern – The accompanying consolidated financial statements have been prepared in conformity with GAAP which contemplate continuation of the Company as a going concern, which is dependent upon the Company’s ability to obtain sufficient financials or establish itself as a profitable business. As of December 31, 2024, the Company had an accumulated deficit of $98,233,673, and for the year ended December 31, 2024, the Company had a net loss of $10,877,412. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans with respect to operations include raising additional capital through sales of equity or debt securities as may be necessary to pursue its business plans and sustain operations until such time as the Company can achieve profitability. Management believes that additional financing as necessary will result in improved operations and cash flow. However, there can be no assurance that management will be successful in obtaining additional funding or in attaining profitable operations.

Fair Value of Financial Instruments and Measurements

Fair Value of Financial Instruments and Measurements – The Company measures certain financial instruments at fair value in accordance with ASC 820, Fair Value Measurement, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).

ASC 820 establishes a three-level fair value hierarchy that prioritizes inputs used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 – Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3 – Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The estimated fair value of cash, interest receivable, subscription receivable, and notes payable approximate their carrying amounts due to the short-term nature of these instruments.